UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07528
               _________________________________________________

                       Insured Municipal Income Fund Inc.
  ____________________________________________________________________________
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
  ____________________________________________________________________________
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                           UBS Global Asset Management
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              INSURED MUNICIPAL INCOME
              FUND INC.
              ANNUAL REPORT
              MARCH 31, 2006

INSURED MUNICIPAL INCOME FUND INC.

May 15, 2006

DEAR SHAREHOLDER,

We are pleased to present you with the annual report for Insured Municipal Income Fund Inc. (the "Fund") for the fiscal year ended March 31, 2006.

PERFORMANCE

Over the one-year period, the Fund returned 4.29% on a net asset value basis and 9.51% on a market price basis. Over the same period, the median returns for the Fund's peer group, the Lipper Insured Municipal Debt Funds (Leveraged), were 4.70% and 9.21% based on net asset value and market price, respectively. Finally, the Fund's benchmark, the Lehman Brothers Municipal Bond Index (the "Index"), returned 3.81% for the period. (For more performance information, please refer to "Performance at a Glance" on page 6.)

The Fund continued to use leverage during the period, which was approximately 40% of total assets as of March 31, 2006. While short-term rates rose over the period and increased the Fund's borrowing costs, this leverage still had a positive effect on the Fund's income during the reporting period, as the yields on the Fund's longer-term bonds more than offset the borrowing costs. Leverage magnifies returns on both the upside and on the downside, creating a wider range of returns within the Fund's peer group.

--------------------------------------------------------------------------------
  INSURED MUNICIPAL INCOME FUND INC.

  INVESTMENT GOAL:

  High level of current income exempt from federal income tax, consistent with preservation of capital.

  PORTFOLIO MANAGER:

  Kevin McIntyre
  UBS Global Asset Management (Americas) Inc.

  COMMENCEMENT:

  June 8, 1993

  NYSE SYMBOL:

  PIF

  DIVIDEND PAYMENTS:

  Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER KEVIN McINTYRE

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. Over the past 12 months, the US economy continued to strengthen, although it was forced to absorb some rather significant blows during the late summer and early fall. Energy prices, which were high throughout the year, were exacerbated after Hurricanes Katrina and Rita hit the Gulf Coast, seriously impairing the country's oil refining capacity and causing an estimated $100 billion in damage. Shortly after

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

   Labor Day, oil broke $70 a barrel and gasoline topped an average of $3.00 per gallon nationwide.

   Beginning in October, however, economic data took a turn for the better. Unemployment--despite large numbers of dislocated workers in the wake of Katrina--trended downward throughout the year, finishing the period at 4.7%, down from 5.1% in March 2005. Consumer confidence was particularly volatile during this period, but finished the year strong. Finally, GDP remained relatively solid throughout the period. Although final data put fourth quarter 2005 GDP growth at 1.7%, advance estimates for the first quarter of 2006 showed a significant rebound, with the economy growing at 4.8%, the highest it has been in nearly three years.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THESE ECONOMIC CONDITIONS?

A. The Fed--headed by its new chairman, Ben Bernanke--continued its tightening campaign, raising the federal funds rate 25 basis points on eight separate occasions during the reporting period, and once more after the period ended, bringing the rate to 5.00%. (The federal funds rate is the interest rate banks charge each other for overnight loans.)

   The market consensus seems to be that the Fed may be near the end of this current tightening policy (the Fed has raised rates at 16 consecutive meetings since June 2004). While we can't be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that 2006 will be the year of uninterrupted rate increases that 2005 was.

Q. HOW DID THE MUNICIPAL BOND MARKET PERFORM IN THIS ENVIRONMENT?

A. The municipal bond market on the whole outperformed Treasuries throughout the past year. Although municipal bonds saw their yields rise along with Treasuries' during the year, on a percentage basis, their performance was stronger. This outperformance was most significant on the longer end of the yield curve. The 30-year area of the curve, in fact, was the best-performing segment of the municipal bond market during the reporting period. The one exception to municipal bonds' outperformance trend was in issues on the short end of the curve, which lagged similarly dated Treasuries.

Q. IN GENERAL TERMS, HOW DID YOU POSITION THE PORTFOLIO?

A. Over the past year, we believed that yields would continue to rise in concert with the Fed's tightening cycle, and as a result, we maintained a defensive duration position. During this period we opportunistically extended our duration approximately one year in order to better position

--------------------------------------------------------------------------------
2

INSURED MUNICIPAL INCOME FUND INC.

   the Fund versus its peer group and the Index. In terms of yield-curve positioning, we continued to overweight securities with maturities of 20 years and longer, and decreased our position in the 10- to 15-year area of the curve. Both moves benefited the portfolio on an absolute basis, as the longer end of the curve performed better than other areas, including the intermediate area. However, the Fund's peers held a larger exposure to the 30-year area of the curve, and this detracted somewhat from the Fund's relative performance.

Q. FROM A SECTOR STANDPOINT, WHAT WERE IMPORTANT POSITIONS FOR THE FUND?

A. We strive to maintain a well-diversified portfolio regardless of market conditions, and as a result, the Fund holds bonds in a number of different industry sectors and subsectors. Over the past year, however, we focused particularly on the water and airport sectors. Our research indicates that the water sector tends to have stronger revenue and earnings stability than some other sectors of the municipal market, even in changing economic climates. We found relative value in the water sector versus other sectors, and given the sector's relative stability, we added selectively to positions there, making it the Fund's largest sector position.

   Meanwhile, the airport sector continued to rebound during the period. A significant portion of airport sector bonds are subject to the Alternative Minimum Tax (AMT), and tend to offer higher yields. During the period, we purchased NYC IDA revenue bonds for the Terminal One Group Association. The bonds are rated A3/BBB+, are subject to AMT and have performed well over this period. In addition, these bonds helped us to diversify the credit quality of the portfolio. At period end, airport bonds represented 8.4% of the Fund's total investments, up from 3.3% six months ago.

   While our long-term outlook for the healthcare sector as a whole remains negative, we see positive trends developing for certain healthcare providers that have stable or improving finances and strong market share. With that in mind, we have selectively added to our holdings in this sector, and performance has been solid in recent months. Nonetheless, we remained underweight to the sector on the whole, which ultimately detracted from relative returns.

   Although the tobacco sector posted very strong performance again during the reporting period, we continued to avoid it, which detracted from performance during the period. We do not believe the potential rewards in the tobacco sector are commensurate with the risks our analysis indicates these bonds entail. In an attempt to concentrate Fund

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

   assets on risks we feel are likely to be compensated, we minimized our exposure to the sector.

Q. DID THE FUND FOCUS ON ANY SPECIFIC STATES OR REGIONS?

A. From a regional standpoint, we continued to focus on states that exhibited improved fiscal health and offered attractively valued municipal bonds. Issues that we believe met that definition included long-term California bonds and New York securities. While we continued to find opportunities in Texas, we found New York bonds particularly attractive during the year and increased our exposure rather significantly. These three states combined represented nearly 60% of the Fund's total investments as of period end.

Q. WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely play a role in the Fed's future decisions on interest rates. The direction and magnitude of interest rate changes will continue to play a significant role in our duration strategy, as we seek to mitigate the effects of rising rates on the portfolio. Overall, the portfolio remains well diversified, and we anticipate continuing to seek out tax-advantaged yield opportunities while maintaining liquidity.

--------------------------------------------------------------------------------
4

INSURED MUNICIPAL INCOME FUND INC.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. DOUGLAS BECK, CFA
President
Insured Municipal Income Fund Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Kevin McIntyre

KEVIN McINTYRE
Portfolio Management Team
Insured Municipal Income Fund Inc.
Director
UBS Global Asset Management (Americas) Inc.

/s/ Elbridge T. Gerry III

ELBRIDGE T. GERRY III
Portfolio Management Team
Insured Municipal Income Fund Inc.
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2006. The views and opinions in the letter were current as of May 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 03/31/06

NET ASSET VALUE RETURNS                     6 MONTHS       1 YEAR       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.            1.04%         4.29%        4.98%          5.98%
----------------------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
   (Leveraged) median                         0.96%         4.70%        6.37%          6.29%
==============================================================================================

MARKET PRICE RETURNS
----------------------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.            3.07%         9.51%        6.46%          7.13%
----------------------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
   (Leveraged) median                         1.60%         9.21%        7.27%          6.74%
==============================================================================================

INDEX RETURNS
----------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          0.98%         3.81%        5.18%          5.87%
==============================================================================================

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THE RETURN AND VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NAV RETURN ASSUMES, FOR ILLUSTRATION ONLY, THAT DIVIDENDS WERE REINVESTED AT THE NET ASSET VALUE ON THE PAYABLE DATES. NAV AND MARKET PRICE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE CUMULATIVE. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER COULD PAY ON FUND DISTRIBUTIONS.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/06
----------------------------------------------------------------------------------------------
Market Price                                                                            $13.02
----------------------------------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)                           $14.70
----------------------------------------------------------------------------------------------
Net Investment Income Dividends paid to common shareholders
   during the twelve months ended 3/31/06                                               $0.654
----------------------------------------------------------------------------------------------
March 2006 Dividend                                                                     $0.058
----------------------------------------------------------------------------------------------
Market Yield*                                                                            5.35%
----------------------------------------------------------------------------------------------
NAV Yield*                                                                               4.73%
==============================================================================================

* Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
6

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                     3/31/06                  9/30/05                 3/31/05
--------------------------------------------------------------------------------------------
Net Assets Applicable to Common
   Shareholders (mm)                 $303.3                   $311.0                  $308.0
--------------------------------------------------------------------------------------------
Weighted Average Maturity          15.4 yrs                 14.3 yrs                11.7 yrs
--------------------------------------------------------------------------------------------
Weighted Average Duration           5.2 yrs                  4.2 yrs                 4.3 yrs
--------------------------------------------------------------------------------------------
Weighted Average Coupon                5.1%                     5.0%                    4.8%
--------------------------------------------------------------------------------------------
Leverage**                            39.7%                    40.1%                   40.1%
--------------------------------------------------------------------------------------------
Callable/Maturing Within
   Five Years*                        12.3%                    11.6%                   18.3%
--------------------------------------------------------------------------------------------
Callable/Maturing Beyond
   Five Years*                        87.7%                    88.4%                   81.7%
============================================================================================

PORTFOLIO COMPOSITION***             3/31/06                  9/30/05                3/31/05
--------------------------------------------------------------------------------------------
Long-Term Municipal Bonds            154.3%                   150.3%                  144.5%
--------------------------------------------------------------------------------------------
Short-Term Municipal Notes            13.5                     14.1                    23.3
--------------------------------------------------------------------------------------------
Futures and Swaps                      0.1                      0.8                     0.1
--------------------------------------------------------------------------------------------
Other Assets Less Liabilities          1.3                      2.3                     0.3
--------------------------------------------------------------------------------------------
Liquidation Value of Auction
   Preferred Shares                  (69.2)                   (67.5)                  (68.2)
--------------------------------------------------------------------------------------------
TOTAL                                100.0%                   100.0%                  100.0%
============================================================================================

CREDIT QUALITY***                    3/31/06                  9/30/05                3/31/05
--------------------------------------------------------------------------------------------
AAA                                  139.0%                   146.6%                  140.8%
--------------------------------------------------------------------------------------------
AA                                     1.9                        -                       -
--------------------------------------------------------------------------------------------
A                                      2.0                        -                       -
--------------------------------------------------------------------------------------------
BBB                                    7.7                        -                       -
--------------------------------------------------------------------------------------------
A-1/SP-1                              13.5                     14.1                    23.3
--------------------------------------------------------------------------------------------
Nonrated                               3.7                      3.7                     3.7
--------------------------------------------------------------------------------------------
Futures and Swaps                      0.1                      0.8                     0.1
--------------------------------------------------------------------------------------------
Other Assets Less Liabilities          1.3                      2.3                     0.3
--------------------------------------------------------------------------------------------
Liquidation Value of Auction
   Preferred Shares                  (69.2)                   (67.5)                  (68.2)
--------------------------------------------------------------------------------------------
TOTAL                                100.0%                   100.0%                  100.0%
============================================================================================

  * Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
 ** As a percentage of total assets as of the dates indicated.
*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings shown are designated by Standard & Poor's Rating Group, an independent rating agency.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED) (CONCLUDED)

TOP FIVE STATES*                     3/31/06                  9/30/05                          3/31/05
------------------------------------------------------------------------------------------------------
California                            30.5%    California      38.1%    California               30.5%
------------------------------------------------------------------------------------------------------
Texas                                 15.5     Texas           13.4     Texas                    12.4
------------------------------------------------------------------------------------------------------
New York                              14.2     New York         7.3     New York                 10.0
------------------------------------------------------------------------------------------------------
Florida                                7.4     Washington       6.4     Illinois                  8.6
------------------------------------------------------------------------------------------------------
South Carolina                         4.9     Georgia          5.4     New Mexico                6.5
------------------------------------------------------------------------------------------------------
TOTAL                                 72.5%                    70.6%                             68.0%
======================================================================================================

TOP FIVE SECTORS*                    3/31/06                  9/30/05                          3/31/05
------------------------------------------------------------------------------------------------------
Water                                 25.4%    Water           24.9%    Power                    21.2%
------------------------------------------------------------------------------------------------------
Power                                 17.5     Power           19.3     Water                    21.2
------------------------------------------------------------------------------------------------------
Airport                                8.4     Hospital         5.0     Escrowed to Maturity     10.3
------------------------------------------------------------------------------------------------------
Hospital                               4.0     Lease            4.2     Hospital                  6.5
------------------------------------------------------------------------------------------------------
University                             2.5     Airport          3.3     Sales Tax                 4.2
------------------------------------------------------------------------------------------------------
TOTAL                                 57.8%                    56.7%                             63.4%
======================================================================================================

  * Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
8

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--154.35%
-----------------------------------------------------------------------------------------------
CALIFORNIA--51.12%
$ 3,000 California State
         Department of
         Water Resources
         Revenue-Central
         Valley Project-
         Series AC
         (MBIA Insured)            Aaa           AAA         12/01/27       5.000%   $3,123,960
-----------------------------------------------------------------------------------------------
     30 California State
         General Obligation
         (FGIC Insured)            Aaa           AAA         11/01/12       7.000        30,378
-----------------------------------------------------------------------------------------------
  3,305 Chino Valley Unified
         School District-
         Series A (FSA
         Insured)                  Aaa           AAA         08/01/26       5.000     3,427,946
-----------------------------------------------------------------------------------------------
  5,000 Contra Costa Water
         District Revenue-
         Series M (FSA
         Insured)                  Aaa           AAA         10/01/18       5.000     5,281,150
-----------------------------------------------------------------------------------------------
  4,400 Inglewood Unified
         School District-
         1998 Election-
         Series C (FSA
         Insured)                  Aaa           AAA         10/01/28       5.000     4,564,252
-----------------------------------------------------------------------------------------------
  2,000 Long Beach Finance
         Authority Lease
         Revenue-Aquarium
         of the South Pacific
         (AMBAC Insured)           Aaa           AAA         11/01/15       5.500     2,163,060
-----------------------------------------------------------------------------------------------
  5,000 Long Beach Harbor
         Revenue Refunding-
         Series A (FGIC
         Insured) ++               Aaa           AAA         05/15/13       6.000     5,570,950
-----------------------------------------------------------------------------------------------
  5,000 Los Angeles Community
         College District
         Refunding-Election
         2001-Series A
         (FSA Insured)             Aaa           AAA         08/01/25       5.000     5,235,100
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
CALIFORNIA--(CONTINUED)
 $9,000 Los Angeles Community
         College District
         Refunding-Election
         2001-Series A
         (FSA Insured)             Aaa           AAA         06/01/26       5.000%   $9,416,160
-----------------------------------------------------------------------------------------------
  6,000 Los Angeles County
         Sanitation District
         Financing Authority
         Revenue-Capital
         Project-District
         No.14-Subseries-B
         (FGIC Insured)             NR           AAA         10/01/28       5.000     6,277,080
-----------------------------------------------------------------------------------------------
  8,475 Los Angeles County
         Sanitation District
         Financing Authority
         Revenue-Capital
         Project-Series A
         (FSA Insured)             Aaa           AAA         10/01/20       5.000     8,895,021
-----------------------------------------------------------------------------------------------
  3,000 Los Angeles University
         School District-
         Series A
         (FSA Insured)             Aaa           AAA         07/01/20       5.250     3,224,760
-----------------------------------------------------------------------------------------------
 11,625 Los Angeles Waste &
         Water Systems
         Revenue Refunding-
         Subseries A (MBIA
         Insured)                  Aaa           AAA         06/01/26       5.000    12,049,080
-----------------------------------------------------------------------------------------------
  7,000 Los Angeles Water
         & Power Revenue-
         Power Systems-
         Series A-A-1 (FSA
         Insured)                  Aaa           AAA         07/01/21       5.250     7,400,050
-----------------------------------------------------------------------------------------------
  5,000 Los Angeles Water &
         Power Revenue-
         Power Systems-
         Series A-Subseries A-2
         (MBIA-IBC Insured)        Aaa           AAA         07/01/30       5.000     5,174,750
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
CALIFORNIA--(CONTINUED)
 $6,000 Los Angeles Water &
         Power Revenue-Power
         Systems-Series B
         (FSA Insured)             Aaa           AAA         07/01/25       5.000%   $6,232,320
-----------------------------------------------------------------------------------------------
  1,000 Marin Municipal
         Water District
         Revenue (AMBAC
         Insured)                  Aaa           AAA         07/01/18       5.000     1,055,310
-----------------------------------------------------------------------------------------------
  4,260 Metropolitan Water
         District Waterworks
         Revenue-Series
         B-3 (MBIA Insured)        Aaa           AAA         10/01/17       5.000     4,524,035
-----------------------------------------------------------------------------------------------
  5,000 Metropolitan Water
         District Waterworks
         Revenue-Series
         B-3 (MBIA Insured)        Aaa           AAA         10/01/29       5.000     5,210,850
-----------------------------------------------------------------------------------------------
  7,160 Oxnard Financing
         Authority Waste &
         Water Revenue-
         Redwood Trunk
         Sewer & Headworks-
         Series A (FGIC
         Insured)                  Aaa           AAA         06/01/34       5.250     7,596,474
-----------------------------------------------------------------------------------------------
 10,000 Sacramento County
         Sanitation District
         Financing Authority
         Revenue (AMBAC
         Insured)                  Aaa           AAA         12/01/27       5.000    10,269,400
-----------------------------------------------------------------------------------------------
  5,000 Sacramento Municipal
         Utility District
         Electric
         Revenue-Municipal
         Utility District-
         Series R (MBIA
         Insured)                  Aaa           AAA         08/15/33       5.000     5,174,150
-----------------------------------------------------------------------------------------------
  7,000 Sacramento Municipal
         Utility Revenue-
         Municipal Utility
         District-Series R
         (MBIA Insured)            Aaa           AAA         08/15/19       5.000     7,370,090
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
CALIFORNIA--(CONCLUDED)
 $4,000 San Francisco City &
         County Airport
         Commission
         International
         Airport-Second
         Series 27B (FGIC
         Insured)                  Aaa           AAA         05/01/15       5.250%   $4,239,880
-----------------------------------------------------------------------------------------------
  7,910 San Jose Libraries,
         Parks & Public
         Safety Project
         (MBIA Insured)            Aaa           AAA         09/01/27       5.000     8,202,195
-----------------------------------------------------------------------------------------------
  9,000 San Jose Unified
         School District
         Santa Clara
         County-Election
         2002-Series B
         (FGIC Insured)            Aaa           AAA         08/01/29       5.000     9,402,120
-----------------------------------------------------------------------------------------------
  3,825 Walnut Energy
         Center Authority
         Revenue-Series A
         (AMBAC Insured)           Aaa           AAA         01/01/34       5.000     3,933,592
-----------------------------------------------------------------------------------------------
                                                                                    155,044,113
===============================================================================================
DISTRICT OF COLUMBIA--2.06%
  4,000 District of Columbia
         Hospital Revenue-
         Medlantic Healthcare-
         Series A (Escrowed
         to Maturity) (MBIA
         Insured)                  Aaa           AAA         08/15/14       5.750     4,109,520
-----------------------------------------------------------------------------------------------
  2,000 Metropolitan Airport
         Authority Systems-
         Series A (MBIA
         Insured) ++               Aaa           AAA         10/01/16       5.250     2,134,040
-----------------------------------------------------------------------------------------------
                                                                                      6,243,560
===============================================================================================
FLORIDA--12.36%
  8,000 Florida State Board
         of Education-Capital
         Outlay-Series E
         (FGIC Insured)            Aaa           AAA         06/01/24       5.000     8,310,480
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
FLORIDA--(CONCLUDED)
$10,220 Florida State Board
         of Education-Public
         Education-Series A
         (FSA Insured)             Aaa           AAA         06/01/27       5.000%  $10,592,825
-----------------------------------------------------------------------------------------------
  1,060 Hillsborough County
         Port District Revenue
         Tampa Port Authority
         Project-Series A
         (MBIA Insured) ++         Aaa           AAA         06/01/16       5.750     1,152,973
-----------------------------------------------------------------------------------------------
  1,115 Hillsborough County
         Port District Revenue
         Tampa Port Authority
         Project-Series A
         (MBIA Insured) ++         Aaa           AAA         06/01/17       5.750     1,212,797
-----------------------------------------------------------------------------------------------
  1,175 Hillsborough County
         Port District Revenue
         Tampa Port Authority
         Project-Series A
         (MBIA Insured) ++         Aaa           AAA         06/01/18       5.750     1,278,059
-----------------------------------------------------------------------------------------------
  1,240 Hillsborough County
         Port District Revenue
         Tampa Port Authority
         Project-Series A
         (MBIA Insured) ++         Aaa           AAA         06/01/19       5.750     1,348,760
-----------------------------------------------------------------------------------------------
 10,000 Miami-Dade County
         Aviation Revenue-
         Series B (XLCA
         Insured) ++               Aaa           AAA         10/01/18       5.000    10,383,100
-----------------------------------------------------------------------------------------------
  3,000 Miami-Dade County
         Expressway Authority
         Toll System Revenue-
         Series B (FGIC Insured)   Aaa           AAA         07/01/26       5.250     3,209,730
-----------------------------------------------------------------------------------------------
                                                                                     37,488,724
===============================================================================================
GEORGIA--4.23%
  1,015 Columbus Building
         Authority Lease
         Revenue-Series A
         (FGIC Insured)            Aaa           AAA         01/01/16       5.250     1,098,484
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
GEORGIA--(CONCLUDED)
 $2,000 Georgia Municipal
         Electric Authority
         Power Revenue-
         Series A (FSA Insured)    Aaa           AAA         01/01/18       5.000%   $2,095,460
-----------------------------------------------------------------------------------------------
     15 Georgia Municipal
         Electric Authority
         Power Revenue-
         Series Y (MBIA-
         IBC Insured)              Aaa           AAA         01/01/10      10.000        18,214
-----------------------------------------------------------------------------------------------
  4,515 Georgia Municipal
         Electric Authority
         Power Revenue-
         Unrefunded Balance-
         Series Y (FSA-CR
         Insured)                  Aaa           AAA         01/01/10      10.000     5,473,715
-----------------------------------------------------------------------------------------------
  3,410 Georgia Municipal
         Electric Authority
         Power Revenue-
         Unrefunded Balance-
         Series Y (MBIA-
         IBC Insured)              Aaa           AAA         01/01/10      10.000     4,134,080
-----------------------------------------------------------------------------------------------
                                                                                     12,819,953
===============================================================================================
ILLINOIS--4.13%
  1,500 Chicago General
         Obligation-Series A
         (FSA Insured)             Aaa           AAA         01/01/25       5.000     1,554,465
-----------------------------------------------------------------------------------------------
  2,000 Chicago General
         Obligation-Series A
         (FSA Insured)             Aaa           AAA         01/01/26       5.000     2,071,300
-----------------------------------------------------------------------------------------------
    740 Chicago General
         Obligation-Series A
         (Pre-refunded with
         U.S. Government
         Securities to
         01/01/11 @ 101)
         (MBIA Insured)            Aaa           AAA         01/01/14       5.500      803,033
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
ILLINOIS--(CONCLUDED)
   $260 Chicago General
         Obligation-
         Unrefunded
         Balance-Series A
         (MBIA Insured)            Aaa           AAA         01/01/14       5.500%     $279,791
-----------------------------------------------------------------------------------------------
  4,500 Illinois Health
         Facilities Authority
         Revenue-Franciscan
         Sisters Health Care-
         Series C (Escrowed
         to Maturity) (MBIA
         Insured)                  Aaa           AAA         09/01/18       5.750     5,059,710
-----------------------------------------------------------------------------------------------
  2,395 Metropolitan Pier
         & Exposition
         Authority-Illinois
         Dedicated State
         Tax-Series A-2002
         (Pre-refunded with
         U.S. Government
         Securities to
         06/15/19 @ 100)
         (FGIC Insured)            Aaa           AAA         12/15/23       5.500     2,764,693
-----------------------------------------------------------------------------------------------
                                                                                     12,532,992
===============================================================================================
INDIANA--2.06%
  1,000 Indiana University
         Revenue-Student
         Fee-Series O
         (FGIC Insured)            Aaa           AAA         08/01/18       5.250     1,070,180
-----------------------------------------------------------------------------------------------
  5,000 Indianapolis Airport
         Authority Revenue
         Refunding-Special
         Facilities-Fed Ex
         Corp. Project
         (Federal Express
         Co. Insured) ++          Baa2           BBB         01/15/17       5.100     5,171,650
-----------------------------------------------------------------------------------------------
                                                                                      6,241,830
===============================================================================================

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
MAINE--1.58%
 $4,785 Maine Health &
         Higher Educational
         Facilities Authority
         Revenue-Series A
         (Escrowed to
         Maturity) (FSA
         Insured)                   NR           AAA         07/01/23       5.500%   $4,807,920
===============================================================================================
MASSACHUSETTS--1.72%
  5,000 Massachusetts Health
         & Educational
         Facilities Authority
         Revenue-Harvard
         University-Series B       Aaa           AAA         07/15/32       5.000     5,230,300
===============================================================================================
MICHIGAN--1.88%
  5,525 Michigan State
         Hospital Finance
         Authority Revenue
         Refunding-Trinity
         Health Credit-
         Series D                  Aa3           AA-         08/15/25       5.000     5,699,921
===============================================================================================
MISSOURI--1.68%
  1,740 St. Louis Airport
          Revenue-Capital
          Improvement
          Project-Series A
          (MBIA Insured)           Aaa           AAA         07/01/15       5.375     1,857,659
-----------------------------------------------------------------------------------------------
  2,035 St. Louis Airport
          Revenue-Capital
          Improvement
          Project-Series A
          (MBIA Insured)           Aaa           AAA         07/01/16       5.375     2,171,447
-----------------------------------------------------------------------------------------------
  1,000 St. Louis Airport
          Revenue-Capital
          Improvement
          Project-Series A
          (MBIA Insured)           Aaa           AAA         07/01/18       5.375     1,068,750
-----------------------------------------------------------------------------------------------
                                                                                      5,097,856
===============================================================================================

--------------------------------------------------------------------------------
16

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
NEVADA--3.81%
 $4,000 Washoe County Gas
         & Water Facilities
         Revenue-Sierra
         Pacific Power Co.
         Project-Series B
         (MBIA Insured)            Aaa           AAA         06/01/23       5.900%   $4,039,440
-----------------------------------------------------------------------------------------------
  7,500 Washoe County
         Water Facilities
         Revenue-Sierra
         Pacific Power Co.
         Project-Series A
         (MBIA Insured)            Aaa           AAA         06/01/23       5.900     7,513,275
-----------------------------------------------------------------------------------------------
                                                                                     11,552,715
===============================================================================================
NEW JERSEY--1.08%
  3,150 New Jersey Economic
         Development
         Authority
         Revenue-Cigarette
         Tax (FGIC Insured)        Aaa           AAA         06/15/09       5.000     3,265,007
===============================================================================================
NEW MEXICO--2.85%
  4,130 University of New
         Mexico
         Revenue-Hospital
         Meeting (FSA-FHA
         Insured)                  Aaa           AAA         01/01/23       5.000     4,270,709
-----------------------------------------------------------------------------------------------
  4,230 University of
         New Mexico
         Revenue-Hospital
         Meeting (FSA-FHA
         Insured)                  Aaa           AAA         07/01/23       5.000     4,374,116
-----------------------------------------------------------------------------------------------
                                                                                      8,644,825
===============================================================================================
NEW YORK--19.87%
  3,000 New York State
         Dormitory Authority
         Revenue-Sloan
         Kettering
         Center-Series 1
         (MBIA Insured)            Aaa           AAA         07/01/16       5.000     3,153,270
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY     INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)      DATES         RATES      VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------
NEW YORK--(CONCLUDED)
 $2,000 Long Island Power
         Authority Electric
         System Revenue-
         Series A (FSA
         Insured)                  Aaa           AAA         12/01/22       5.125%   $2,075,480
-----------------------------------------------------------------------------------------------
  5,650 Metropolitan
         Transportation
         Authority Dedicated
         Tax Fund-Series A
         (FSA Insured)             Aaa           AAA         11/15/24       5.250     6,034,370
-----------------------------------------------------------------------------------------------
  4,000 Metropolitan
         Transportation
         Authority
         Revenue-Series A
         (FGIC Insured)            Aaa           AAA         11/15/17       5.000     4,231,280
-----------------------------------------------------------------------------------------------
  5,000 New York City
         General
         Obligation-Series G
         (AMBAC Insured)           Aaa           AAA         08/01/17       5.000     5,316,750
-----------------------------------------------------------------------------------------------
  6,000 New York City
         General
         Obligation-Series O        A1            A+         06/01/24       5.000     6,213,840
-----------------------------------------------------------------------------------------------
  5,000 New York City Industrial
         Development
         Agency Special
         Facilities
         Revenue-Terminal
         One Group
         Association
         Project ++                 A3          BBB+         01/01/15       5.500     5,339,350
-----------------------------------------------------------------------------------------------
  6,685 New York City Industrial
         Development Agency
         Special Facilities
         Revenue-Terminal
         One Group
         Association
         Project ++                 A3          BBB+         01/01/16       5.500     7,152,950
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S          S&P
 AMOUNT                          RATING         RATING       MATURITY    INTEREST
  (000)                        (UNAUDITED)    (UNAUDITED)      DATES       RATES                     VALUE
--------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------------------
NEW YORK--(CONTINUED)
$2,750 New York City
        Industrial Development
        Agency Special
        Facilities Revenue-
        Terminal One Group
        Association
        Project ++                  A3           BBB+        01/01/18       5.500% [double dagger]  $2,929,135
--------------------------------------------------------------------------------------------------------------
 7,000 New York City
        Municipal Water
        Finance Authority
        Water & Sewer
        Systems Revenue-
        Series C
        (MBIA Insured)             Aaa            AAA        06/15/26       5.000                    7,314,650
--------------------------------------------------------------------------------------------------------------
10,080 New York City
        Municipal Water
        Finance Authority
        Water & Sewer
        Systems Revenue-
        Series C
        (MBIA Insured)             Aaa            AAA        06/15/27       5.000                   10,525,334
--------------------------------------------------------------------------------------------------------------
                                                                                                    60,286,409
==============================================================================================================
NORTH CAROLINA--2.10%
  3,505 Charlotte Certificates
         of Participation
         Refunding-
         Convention Facilities
         Project-Series A
         (MBIA Insured)            Aaa            AAA        08/01/12       5.000                    3,704,224
--------------------------------------------------------------------------------------------------------------
  2,500 North Carolina Eastern
         Municipal Power
         Agency Power
         Systems Revenue
         Refunding-Series A Baa2                  BBB        01/01/12       5.500                    2,673,550
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,377,774
==============================================================================================================

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY      INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)       DATES         RATES       VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------
OHIO--1.74%
 $5,000 Cleveland Airport
         Systems Revenue-
         Series A (FSA Insured)    Aaa           AAA         01/01/14       5.250%     $5,265,400
=================================================================================================
PENNSYLVANIA--5.31%
 15,390 Allegheny County
         Sanitation Authority
         Sewer Revenue
         Refunding-Series A
         (MBIA Insured)            Aaa           AAA         12/01/23       5.000      16,122,102
=================================================================================================
SOUTH CAROLINA--8.14%
  2,500 Medical University of
         South Carolina
         Hospital Authority
         Hospital Facilities
         Revenue Refunding-
         Series A (MBIA-FHA
         Insured)                  Aaa           AAA         02/15/25       5.250       2,649,150
-------------------------------------------------------------------------------------------------
  1,000 Myrtle Beach Water &
         Sewer Revenue
         System (FGIC Insured)     Aaa           AAA         03/01/15       5.375       1,080,580
-------------------------------------------------------------------------------------------------
 20,000 South Carolina Public
         Service Authority
         Revenue-Santee
         Cooper-Series A
         (MBIA Insured)            Aaa           AAA         01/01/25       5.000      20,958,000
-------------------------------------------------------------------------------------------------
                                                                                       24,687,730
=================================================================================================
TEXAS--21.09%
  7,015 Austin Water &
         Wastewater System
         Revenue Refunding
         (MBIA Insured)            Aaa           AAA         05/15/29       5.000       7,280,588
-------------------------------------------------------------------------------------------------
  5,170 Fort Bend Independent
         School District
         Refunding-Series A
         (PSF-GTD)                  NR           AAA         08/15/26       5.250       5,497,054
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY      INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)       DATES         RATES       VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)
$13,500 Houston Utility
         Systems Revenue
         Refunding-First
         Lien-Series A
         (FGIC Insured)            Aaa           AAA         05/15/23        5.250%   $14,370,750
-------------------------------------------------------------------------------------------------
  7,000 Houston Utility Systems
         Revenue Refunding-
         First Lien-Series A
         (MBIA Insured)            Aaa           AAA         05/15/25        5.250      7,441,630
-------------------------------------------------------------------------------------------------
  6,000 Humble Independent
         School District-
         School Building
         (PSF-GTD)                 Aaa           AAA         02/15/28        5.000      6,236,700
-------------------------------------------------------------------------------------------------
  2,000 Irving Independent
         School District
         Refunding-Capital
         Appreciation-Series A
         (PSF-GTD) +               Aaa           AAA         02/15/12       4.960#      1,580,440
-------------------------------------------------------------------------------------------------
  2,000 Jefferson County
         General Obligation
         (FGIC Insured)            Aaa           AAA         08/01/20        5.250      2,134,160
-------------------------------------------------------------------------------------------------
  1,065 San Antonio Refunding-
         General Improvement
         Forward-Series 2006
         (FGIC Insured) (a)        Aaa           AAA         08/01/12        5.250      1,143,608
-------------------------------------------------------------------------------------------------
  1,420 San Antonio Refunding-
         General Improvement
         Forward-Series 2006
         (FGIC Insured) (a)        Aaa           AAA         08/01/13        5.250      1,532,279
-------------------------------------------------------------------------------------------------
    155 San Antonio Water
         Revenue (MBIA
         Insured)                  Aaa           AAA         05/15/16        6.000        159,134
-------------------------------------------------------------------------------------------------
    720 San Antonio Water
         Revenue (Pre-
         refunded with U.S.
         Government
         Securities to
         05/15/07 @ 100)
         (MBIA Insured)            Aaa           AAA         05/15/16        6.000        803,678
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY      INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)       DATES         RATES       VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------
TEXAS--(CONCLUDED)
 $6,110 Texas A&M
         University Fund           Aaa            NR         07/01/17        5.250%    $6,526,702
-------------------------------------------------------------------------------------------------
     60 Williamson County
         General Obligation-
         Unrefunded Balance
         (FSA Insured)             Aaa           AAA         02/15/17        5.500         64,083
-------------------------------------------------------------------------------------------------
  9,000 Wylie Independent
         School District
         Refunding
         (PSF-GTD)                 Aaa           AAA         08/15/30        5.000      9,199,260
-------------------------------------------------------------------------------------------------
                                                                                       63,970,066
=================================================================================================
WASHINGTON--5.14%
  5,210 Washington State
         Public Power
         Supply Revenue
         Refunding-Systems
         Nuclear Project
         No. 2-Series A
         (Escrowed to
         Maturity) (MBIA
         Insured)                  Aaa           AAA         07/01/11       6.550#      4,251,568
-------------------------------------------------------------------------------------------------
  2,220 Cowlitz County School
         District No. 458 Kelso
         (FSA Insured)             Aaa            NR         12/01/15        5.750      2,436,428
-------------------------------------------------------------------------------------------------
  1,000 Cowlitz County School
         District No. 458
         Kelso (FSA Insured)       Aaa            NR         12/01/18        5.750      1,095,770
-------------------------------------------------------------------------------------------------
  2,000 Energy Northwest
         Electric Revenue-
         Columbia Generator
         Station-Series F
         (MBIA Insured)            Aaa           AAA         07/01/18        5.000      2,087,540
-------------------------------------------------------------------------------------------------
  2,175 Energy Northwest
         Electric Revenue-
         Project No. 1-
         Series A (MBIA
         Insured)                  Aaa           AAA         07/01/15        5.750      2,382,865
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S         S&P
 AMOUNT                          RATING        RATING        MATURITY      INTEREST
 (000)                         (UNAUDITED)   (UNAUDITED)       DATES         RATES       VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)
-------------------------------------------------------------------------------------------------
WASHINGTON--(CONCLUDED)
 $3,230 Spokane County
         Refunding-Series B
         (MBIA Insured)           Aaa           AAA         12/01/10       5.000%      $3,323,767
-------------------------------------------------------------------------------------------------
                                                                                       15,577,938
=================================================================================================
WISCONSIN--0.40%
  1,105 Ladysmith-Hawkins
         School District
         Refunding (FGIC
         Insured)                 Aaa            NR         04/01/20       5.500        1,224,174
-------------------------------------------------------------------------------------------------
Total Long-Term Municipal Bonds (cost--$467,961,497)                                  468,181,309
=================================================================================================
SHORT-TERM MUNICIPAL NOTES--13.47%
-------------------------------------------------------------------------------------------------
MISSOURI--3.30%
 10,000 Missouri Development
         Finance Board
         Cultural Facilities
         Revenue-Nelson
         Gallery Foundation-
         Series B (MBIA
         Insured)               VMIG-1          A-1+         04/03/06      3.100*      10,000,000
=================================================================================================
NEW YORK--3.99%
  4,000 New York City
         General Obligation-
         Series B-
         Subseries B-4
         (MBIA Insured)         VMIG-1          A-1+         04/03/06      3.100*       4,000,000
-------------------------------------------------------------------------------------------------
  8,100 New York City
         General Obligation-
         Series H-
         Subseries-H2
         (MBIA Insured)         VMIG-1           A-1         04/03/06      3.180*       8,100,000
-------------------------------------------------------------------------------------------------
                                                                                       12,100,000
=================================================================================================
OKLAHOMA--1.22%
  3,695 Oklahoma State
         Industrial Authority
         Revenue Refunding-
         Integris Baptist-
         Series B (MBIA
         Insured)               VMIG-1          A-1+         04/03/06      3.120*       3,695,000
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

PRINCIPAL                        MOODY'S          S&P
 AMOUNT                          RATING         RATING       MATURITY     INTEREST
  (000)                        (UNAUDITED)    (UNAUDITED)      DATE         RATE      VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONCLUDED)
-----------------------------------------------------------------------------------------------
TEXAS--4.96%
$15,000 Texas State
         Tax & Revenue
         Anticipation Notes       MIG1         SP-1+         08/31/06       4.500%  $15,054,600
===============================================================================================
Total Short-Term Municipal Notes (cost--$40,888,310)                                 40,849,600
===============================================================================================
Total Investments (cost--$508,849,807)--167.82%                                     509,030,909
-----------------------------------------------------------------------------------------------
Other assets in excess of liabilities--1.41%                                          4,283,609
-----------------------------------------------------------------------------------------------
Liquidation value of auction preferred shares--(69.23)%                            (210,000,000)
-----------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders--100.00%                              $303,314,518
===============================================================================================

*               Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2006.
#               Interest rate shown reflects yield to maturity at purchase date for zero coupon bonds.
+               Partial amount pledged as collateral for futures transactions.
++              Security subject to Alternative Minimum Tax.
[double dagger] Floating rate security. The interest rate shown is the current rate as of March 31, 2006.
(a)             Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

AMBAC     --    American Municipal Bond Assurance Corporation
CR        --    Custodial Receipts
FGIC      --    Financial Guaranty Insurance Company
FHA       --    Federal Housing Authority
FSA       --    Financial Security Assurance
GTD       --    Guaranteed
IBC       --    Insured Bond Certificate
MBIA      --    Municipal Bond Investors Assurance
NR        --    Not Rated
PSF       --    Permanent School Fund
XLCA      --    XL Capital Assurance

FUTURES CONTRACTS

                                                                                 UNREALIZED
NUMBER OF                                       IN            EXPIRATION        APPRECIATION
CONTRACTS       CONTRACTS TO RECEIVE       EXCHANGE FOR          DATES         (DEPRECIATION)
---------------------------------------------------------------------------------------------
                 U.S. Treasury Bond
     50           20 Year Futures           $5,655,669         June 2006         $(197,856)
---------------------------------------------------------------------------------------------

                CONTRACTS TO DELIVER
---------------------------------------------------------------------------------------------
                 U.S. Treasury Note
    130           10 Year Futures           14,029,324         June 2006           198,542
---------------------------------------------------------------------------------------------
                                                                                      $686
=============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2006

ASSETS:

Investments in securities, at value (cost-$508,849,807)                $509,030,909
-----------------------------------------------------------------------------------
Cash                                                                         84,330
-----------------------------------------------------------------------------------
Receivable for interest                                                   6,869,587
-----------------------------------------------------------------------------------
Receivable for interest rate swaps, net (cost-$0)                           413,608
-----------------------------------------------------------------------------------
Other assets                                                                 37,889
-----------------------------------------------------------------------------------
Total assets                                                            516,436,323
-----------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                                         2,646,078
-----------------------------------------------------------------------------------
Payable to investment advisor and administrator                             263,496
-----------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                          59,393
-----------------------------------------------------------------------------------
Payable for variation margin                                                 11,719
-----------------------------------------------------------------------------------
Accrued expenses and other liabilities                                      141,119
-----------------------------------------------------------------------------------
Total liabilities                                                         3,121,805
-----------------------------------------------------------------------------------
Auction preferred shares series A, B, C, D, E & F-4,200
  non-participating shares authorized, issued and
  outstanding; $0.001 par value per auction preferred
  share; $50,000 liquidation value per auction preferred share          210,000,000
-----------------------------------------------------------------------------------
Net assets applicable to common shareholders                           $303,314,518
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Common Stock-$0.001 par value per common share;
  199,997,000 shares authorized; 20,628,363 shares
  issued and outstanding                                               $301,976,191
-----------------------------------------------------------------------------------
Undistributed net investment income                                         483,299
-----------------------------------------------------------------------------------
Accumulated net realized gain from investment activities and futures        259,632
-----------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures and swaps               595,396
-----------------------------------------------------------------------------------
Net assets applicable to common shareholders                           $303,314,518
-----------------------------------------------------------------------------------
Net asset value per common share ($303,314,518
  applicable to 20,628,363 common shares outstanding)                        $14.70
===================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS

                                                                             For the
                                                                           Year Ended
                                                                         March 31, 2006
---------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                    $22,838,010
---------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                   4,688,022
---------------------------------------------------------------------------------------
Auction preferred shares expenses                                               606,818
---------------------------------------------------------------------------------------
Custody and accounting fees                                                     295,374
---------------------------------------------------------------------------------------
Professional fees                                                               113,871
---------------------------------------------------------------------------------------
Reports and notices to shareholders                                              84,915
---------------------------------------------------------------------------------------
Stock exchange listing fees                                                      27,864
---------------------------------------------------------------------------------------
Transfer agency fees                                                             24,680
---------------------------------------------------------------------------------------
Insurance fees                                                                   24,654
---------------------------------------------------------------------------------------
Directors' fees                                                                  12,742
---------------------------------------------------------------------------------------
Other expenses                                                                   19,356
---------------------------------------------------------------------------------------
                                                                              5,898,296
---------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator                    (1,562,674)
---------------------------------------------------------------------------------------
Net expenses                                                                  4,335,622
---------------------------------------------------------------------------------------
Net investment income                                                        18,502,388
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:

Net realized gains from:
  Investments                                                                 5,451,649
---------------------------------------------------------------------------------------
  Futures                                                                     1,477,490
---------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                                (6,355,738)
---------------------------------------------------------------------------------------
  Futures                                                                      (341,956)
---------------------------------------------------------------------------------------
  Swaps                                                                         413,608
---------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                     645,053
---------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO AUCTION PREFERRED SHAREHOLDERS FROM:

Net investment income                                                        (4,609,332)
---------------------------------------------------------------------------------------
Net realized gain from investment activities                                 (1,383,754)
---------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders     (5,993,086)
---------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders resulting
  from operations                                                           $13,154,355
=======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
26

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

<CAPRION>
                                                                  For the Years Ended
                                                                       March 31,
                                                            --------------------------------
                                                               2006                 2005
--------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                       $18,502,388          $17,183,245
--------------------------------------------------------------------------------------------
Net realized gains from investment activites and futures      6,929,139            2,287,506
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments, futures and swaps                             (6,284,086)          (8,902,767)
--------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO AUCTION
  PREFERRED SHAREHOLDERS FROM:

Net investment income                                        (4,609,332)          (2,812,124)
--------------------------------------------------------------------------------------------
Net realized gains from investment activities                (1,383,754)            (194,876)
--------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
  preferred shareholders                                     (5,993,086)          (3,007,000)
--------------------------------------------------------------------------------------------
Net increase in net assets applicable to common
  shareholders resulting from operations                     13,154,355            7,560,984
--------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  COMMON SHAREHOLDERS FROM:

Net investment income                                       (13,490,950)         (15,677,560)
--------------------------------------------------------------------------------------------
Net realized gains from investment activities                (4,381,465)          (1,419,231)
--------------------------------------------------------------------------------------------
Total dividends and distributions paid to common
  shareholders                                              (17,872,415)         (17,096,791)
--------------------------------------------------------------------------------------------
Net decrease in net assets applicable to common
  shareholders                                               (4,718,060)          (9,535,807)
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Beginning of year                                           308,032,578          317,568,385
--------------------------------------------------------------------------------------------
End of year                                                $303,314,518         $308,032,578
============================================================================================
Accumulated undistributed net investment income                $483,299             $470,621
============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. There can be no assurance that the Fund's investment objective will be achieved.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security;

--------------------------------------------------------------------------------
28

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a separate account with the futures broker through which the transaction was effected an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortion. The separate account

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

INTEREST RATE SWAP AGREEMENTS--The Fund may enter into interest rate swap agreements for hedging purposes and to seek to increase the return of the Fund. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund. Therefore, the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

The Fund accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation on swap contracts in the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps.

At March 31, 2006, the Fund had a forward interest rate swap whose effective date of the exchange of cash flows is May 22, 2006 with the following terms:

                                          RATE TYPE
                                -------------------------------
      NOTIONAL
       AMOUNT   TERMINATION  PAYMENTS MADE    PAYMENTS RECEIVED       UNREALIZED
       (000)        DATE      BY THE FUND        BY THE FUND         APPRECIATION
---------------------------------------------------------------------------------
USD    13,000     05/22/26       3.991%     BMA Municipal Swap Index   $413,608
=================================================================================

BMA Bond Market Association
USD U.S. Dollars

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a rate level that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common

--------------------------------------------------------------------------------
30

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board had approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM"), under which UBS Global AM had served as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund paid UBS Global AM an investment advisory and administration fee, which was accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets applicable to holders of common and auction preferred shares. UBS Global AM had agreed to waive 0.30% of the advisory and administration fee, so that the Fund's effective fee was 0.60% of average weekly net assets applicable to holders of common and auction preferred shares. This waiver continued indefinitely unless the Board agreed to any change. At March 31, 2006, the Fund owed UBS Global AM $263,496, which is composed of $395,243 of investment advisory and administration fees less fees waived of $131,747. For the year ended March 31, 2006, UBS Global AM waived $1,562,674 of investment advisory and administration fees from the Fund. (After the end of the fiscal period, the Advisory Contract was transferred to an affiliate of UBS Global AM as explained in the Subsequent Event note further below.)

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended March 31, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $106,633,007. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions. In addition, Morgan Stanley may participate as a broker-dealer in auctions for the Fund's Auction Preferred Shares and receive compensation therefore. Amounts received by Morgan Stanley, if any, will vary depending upon that firm's participation in an auction, and such amounts are calculated and paid by the auction agent from money provided by the Fund.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of auction preferred shares Series A, 800 shares of auction preferred shares Series B, 800 shares of auction preferred shares Series C, 600 shares of auction preferred shares Series D, 600 shares of auction preferred shares Series E and 600 shares of auction preferred shares Series F, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends and/or capital gain distributions, which are cumulative, are generally reset every 7 days for each Series of APS. Dividend rates ranged from 1.890% to 3.250% and capital gain distribution rates ranged from 2.000% to 5.250% for the year ended March 31, 2006.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any

--------------------------------------------------------------------------------
32

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $301,019,203 and $275,669,131, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended March 31, 2006 and March 31, 2005 were as follows:

DISTRIBUTIONS PAID FROM:                                   2006               2005
-------------------------------------------------------------------------------------
Tax-exempt income                                       $18,093,862       $18,116,461
-------------------------------------------------------------------------------------
Ordinary income                                             763,385                 -
-------------------------------------------------------------------------------------
Net long-term capital gains                               5,008,254         1,987,330
-------------------------------------------------------------------------------------
Total distributions paid                                $23,865,501       $20,103,791
=====================================================================================

At March 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income                                                 $349,964
----------------------------------------------------------------------------------------
Undistributed long-term capital gains                                          1,061,574
----------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and swaps                    (13,818)
----------------------------------------------------------------------------------------
Total accumulated earnings                                                    $1,397,720
----------------------------------------------------------------------------------------

The differences between book-basis and tax-basis unrealized appreciation/ depreciation of investments, futures and swaps is attributable to the

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

realization for tax purposes of unrealized gains/losses on certain securities that were marked-to-market and premium amortization adjustments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized depreciation of investments at March 31, 2006 were as follows:

Tax cost of investments                                                      $509,458,335
-----------------------------------------------------------------------------------------
Gross unrealized appreciation                                                   2,530,289
-----------------------------------------------------------------------------------------
Gross unrealized depreciation                                                  (2,957,715)
-----------------------------------------------------------------------------------------
Net unrealized depreciation                                                     $(427,426)
-----------------------------------------------------------------------------------------

To reflect reclassifications arising from permanent "book/tax" differences for the year ended March 31, 2006, the Fund's undistributed net investment income was decreased by $389,428 and accumulated net realized loss from investment activities and futures was decreased by $389,428.

These differences are primarily due to premium amortization adjustments.

SUBSEQUENT EVENT

After the end of the fiscal period covered by this report, the investment advisory and administration contract (the "Advisory and Administration Contract") between the Fund and UBS Global AM was transferred to UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a sister company of UBS Global AM.

In connection with an internal reorganization involving UBS Global AM and UBS Global AM (Americas), the Fund's Board of Directors approved the transfer of the Advisory and Administration Contract from UBS Global AM to UBS Global AM (Americas) effective April 1, 2006. All of the personnel of UBS Global AM who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM (Americas). UBS Global AM (Americas) has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by UBS Global AM. The related fee waiver arrangement disclosed above continues in effect, but now with UBS Global AM (Americas). UBS Global AM and UBS Global AM (Americas) are both indirect wholly owned subsidiaries of UBS AG.

--------------------------------------------------------------------------------
34

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                                       For the
                                                                                      Year Ended
                                                                                    March 31, 2006
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                                      $14.93
--------------------------------------------------------------------------------------------------
Net investment income                                                                     0.90
--------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from investment activities                     0.02
--------------------------------------------------------------------------------------------------
Common share equivalent of dividends and distributions
   paid to auction preferred shareholders from:
   Net investment income                                                                 (0.22)
--------------------------------------------------------------------------------------------------
   Net realized gains from investment activities                                         (0.07)
--------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders                 (0.29)
--------------------------------------------------------------------------------------------------
Net increase from operations                                                              0.63
--------------------------------------------------------------------------------------------------
Dividends and distributions paid to common shareholders from:
   Net investment income                                                                 (0.65)
--------------------------------------------------------------------------------------------------
   Net realized gains from investment activities                                         (0.21)
--------------------------------------------------------------------------------------------------
Total dividends and distributions paid to common shareholders                            (0.86)
--------------------------------------------------------------------------------------------------
Auction preferred shares offering expenses                                                  --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                            $14.70
--------------------------------------------------------------------------------------------------
MARKET VALUE, END OF YEAR                                                               $13.02
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                                                9.51%
--------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHARES:

Total expenses, net of fee waivers by advisor                                             1.39%
--------------------------------------------------------------------------------------------------
Total expenses, before fee waivers by advisor                                             1.90%
--------------------------------------------------------------------------------------------------
Net investment income before auction preferred shares dividends                           5.95%
--------------------------------------------------------------------------------------------------
Auction preferred shares dividends from net investment income                             1.48%
--------------------------------------------------------------------------------------------------
Net investment income available to common shareholders,
   net of fee waivers by advisor                                                          4.47%
--------------------------------------------------------------------------------------------------
Net investment income available to common shareholders,
   before fee waivers by advisor                                                          3.96%
--------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of year (000's)                     $303,315
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                                          57%
--------------------------------------------------------------------------------------------------
Asset coverage per share of auction preferred shares, end of year                     $122,218
==================================================================================================

 1 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment
    Plan. Total investment return does not reflect brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
 #  Amount represents less than $0.005 per common share.

--------------------------------------------------------------------------------
36

INSURED MUNICIPAL INCOME FUND INC.

                      For the Years Ended March 31,
----------------------------------------------------------------------------
   2005                2004                    2003                   2002
----------------------------------------------------------------------------
  $15.39              $15.76                  $15.15                 $15.30
----------------------------------------------------------------------------
    0.83                0.84                    0.97                   1.01
----------------------------------------------------------------------------
   (0.31)               0.00#                   0.58                  (0.26)
----------------------------------------------------------------------------

   (0.14)              (0.07)                  (0.10)                 (0.17)
----------------------------------------------------------------------------
   (0.01)              (0.02)                     --                     --
----------------------------------------------------------------------------
   (0.15)              (0.09)                  (0.10)                 (0.17)
----------------------------------------------------------------------------
    0.37                0.75                    1.45                   0.58
----------------------------------------------------------------------------

   (0.76)              (0.84)                  (0.84)                 (0.73)
----------------------------------------------------------------------------
   (0.07)              (0.24)                     --                     --
----------------------------------------------------------------------------
   (0.83)              (1.08)                  (0.84)                 (0.73)
----------------------------------------------------------------------------
      --               (0.04)                     --                     --
----------------------------------------------------------------------------
  $14.93              $15.39                  $15.76                 $15.15
----------------------------------------------------------------------------
  $12.71              $14.48                  $13.98                 $13.42
----------------------------------------------------------------------------
   (6.55)%             11.75%                  10.61%                  8.04%
----------------------------------------------------------------------------

    1.51%               1.35%                   1.41%                  1.42%
----------------------------------------------------------------------------
    1.96%               1.62%                   1.60%                  1.61%
----------------------------------------------------------------------------
    5.52%               5.42%                   6.23%                  6.57%
----------------------------------------------------------------------------
    0.90%               0.44%                   0.61%                  1.11%
----------------------------------------------------------------------------

    4.62%               4.98%                   5.62%                  5.46%
----------------------------------------------------------------------------

    4.17%               4.71%                   5.43%                  5.27%
----------------------------------------------------------------------------
$308,033            $317,568                $325,060               $312,552
----------------------------------------------------------------------------
      50%                 37%                     24%                    14%
----------------------------------------------------------------------------
$123,341            $125,612                $158,353               $154,184
============================================================================

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP

The Board of Directors and Shareholders
Insured Municipal Income Fund Inc.

We have audited the accompanying statement of assets and liabilities of Insured Municipal Income Fund Inc.(the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Income Fund Inc. at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
May 12, 2006

--------------------------------------------------------------------------------
38

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Insured Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's NYSE trading symbol is "PIF." Comparative net asset value and market price information about the Fund is available weekly in various publications. Effective as of April 1, 2006, the Fund's investment advisor and administrator is UBS Global Asset Management (Americas) Inc., an indirect wholly owned asset management subsidiary of UBS AG.

SHAREHOLDER MEETING INFORMATION

A special meeting of shareholders of the Fund was held on February 3, 2006.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard B.Garil and Heather R. Higgins were elected to serve as directors until the next annual meeting of shareholders, or until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS:

                                                                         SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY                  SHARES               WITHHOLD
IN THE ELECTION OF:                               VOTED FOR             AUTHORITY
---------------------------------------------------------------------------------
Richard Q. Armstrong                           18,347,404.829         908,558.037
---------------------------------------------------------------------------------
David J. Beaubien                              18,340,901.829         915,061.037
---------------------------------------------------------------------------------
Alan S. Bernikow                               18,370,352.829         885,610.037
---------------------------------------------------------------------------------
Bernard B.Garil                                18,384,861.829         871,100.037
---------------------------------------------------------------------------------
Heather R. Higgins                             18,375,421.829         880,541.037
---------------------------------------------------------------------------------

AUCTION PREFERRED SHARES:

                                                                          SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY                   SHARES               WITHHOLD
IN THE ELECTION OF:                                VOTED FOR            AUTHORITY
---------------------------------------------------------------------------------
Richard R. Burt                                     3,710                  1
---------------------------------------------------------------------------------
Meyer Feldberg                                      3,710                  1
---------------------------------------------------------------------------------

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for

--------------------------------------------------------------------------------
40

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN (CONCLUDED)

distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O.Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of Insured Municipal Income Fund Inc. (the "Fund") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Fund ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Fund and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio manager for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because
(1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a result of the transfer. The board took note of its knowledge of UBS Global AM and its

--------------------------------------------------------------------------------
42

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information of management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer. It also was noted that UBS Global Americas would continue the current fee waiver arrangements.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making

--------------------------------------------------------------------------------
44

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. Officers are appointed by the directors and serve at the pleasure of the Board. The table below shows, for each director and officer, his or her name, address and age, the position held with the Fund, the length of time served as a director and officer of the Fund, the director's or officer's principal occupations during the last five years, the number of funds in the UBS Fund complex overseen by the director or for which a person served as an officer, and other directorships held by the director.

INTERESTED DIRECTOR

                                                  Term of
                             Position(s)        Office+ and
     Name, Address,           Held with          Length of                 Principal Occupation(s)
       and Age                  Fund            Time Served                  During Past 5 Years
----------------------------------------------------------------------------------------------------------
Meyer Feldberg#; 64           Director          Since 1993        Professor Feldberg is Dean Emeritus
Morgan Stanley                                                    and Sanford Bernstein Professor of
1585 Broadway                                                     Leadership and Ethics at Columbia
33rd Floor                                                        Business School, although on a two
New York, NY 10036                                                year leave of absence. He is also a
                                                                  senior advisor to Morgan Stanley
                                                                  (financial services) (since March 2005).
                                                                  Prior to July 2004, he was Dean and
                                                                  Professor of Management of the
                                                                  Graduate School of Business at
                                                                  Columbia University (since 1989).

--------------------------------------------------------------------------------
46

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

                   Number of
          Portfolios in Fund Complex                               Other Directorships
             Overseen by Director                                   Held by Director
----------------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of       Professor Feldberg is also a director of
29 investment companies (consisting of               Primedia Inc. (publishing), Federated Department
48 portfolios) for which UBS Global AM or one        Stores, Inc. (operator of department stores),
of its affiliates serves as investment advisor,      Revlon, Inc. (cosmetics), and SAPPI, Ltd.
sub-advisor or manager.                              (producer of paper).

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS

                                                  Term of
                              Position(s)       Office+ and
     Name, Address,            Held with         Length of               Principal Occupation(s)
       and Age                   Fund           Time Served                During Past 5 Years
----------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70      Director and      Since 1995        Mr. Armstrong is chairman and
c/o Willkie Farr &            Chairman of       (Director)        principal of R.Q.A. Enterprises
Gallagher LLP                 the Board of      Since 2004        (management consulting firm)
787 Seventh Avenue            Directors         (Chairman of      (since April 1991 and principal
New York, NY 10019-6099                         the Board         occupation since March 1995).
                                                of Directors)

David J. Beaubien; 71         Director          Since 2001        Mr. Beaubien is retired (since
84 Doane Road                                                     2003). He was chairman of Yankee
Ware, MA 01082                                                    Environmental Systems, Inc., a
                                                                  manufacturer of meteorological
                                                                  measuring systems (since 1991).

Alan S. Bernikow; 65          Director          Since 2005        Mr. Bernikow is a consultant on
c/o Deloitte & Touche                                             non-management matters for the
1633 Broadway                                                     firm of Deloitte & Touche
New York, NY 10019                                                (international accounting and
                                                                  consulting firm) (since June 2003).
                                                                  Previously, he was Deputy Chief
                                                                  Executive Officer at Deloitte &
                                                                  Touche.

Richard R. Burt; 59           Director          Since 1995        Mr. Burt is chairman of Diligence Inc.
1275 Pennsylvania Ave., N.W.                                      (information and risk management
Washington, D.C. 20004                                            firm) and IEP Advisors (international
                                                                  investments and consulting firm).

Bernard B. Garil; 65          Director          Since 2005        Mr. Garil is retired (since 2001). He
6754 Casa Grande Way                                              was a Managing Director at PIMCO
Delray Beach, FL 33446                                            Advisory Services (from 1999 to
                                                                  2001) where he served as President
                                                                  of closed-end funds and
                                                                  Vice-President of the variable
                                                                  insurance product funds advised by
                                                                  OpCap Advisors (until 2001).

--------------------------------------------------------------------------------
48

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

                   Number of
          Portfolios in Fund Complex                            Other Directorships
             Overseen by Director                                Held by Director
----------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16         None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16          Mr. Beaubien is also a director of IEC
investment companies (consisting of 35 portfolios)   Electronics, Inc., a manufacturer of electronic
for which UBS Global AM or one of its affiliates     assemblies.
serves as investment advisor, sub-advisor or
manager.

Mr. Bernikow is a director or trustee of 16          Mr. Bernikow is also a director of Revlon, Inc.
investment companies (consisting of 35 portfolios)   (cosmetics) (and serves as the chair of its
for which UBS Global AM or one of its affiliates     audit committee), a director of Mack-Cali
serves as investment advisor, sub-advisor or         Realty Corporation (real estate investment
manager.                                             trust) (and serves as the chair of its audit
                                                     committee) and a director of the Casual
                                                     Male Retail Group, Inc. (menswear).

Mr. Burt is a director or trustee of 16 investment   Mr. Burt is also a director of The Central
companies (consisting of 35 portfolios) for which    European Fund, Inc., The Germany Fund, Inc.,
UBS Global AM or one of its affiliates serves as     The New Germany Fund, Inc., IGT, Inc.
investment advisor, sub-advisor or manager.          (provides technology to gaming and wagering
                                                     industry) and The Protective Group, Inc. (produces
                                                     armor products).

Mr. Garil is a director or trustee of 16 investment  Mr. Garil is also a director of OFI Trust
companies (consisting of 35 portfolios) for which    Company (commercial trust company) and
UBS Global AM or one of its affiliates serves as     a trustee for the Brooklyn College
investment advisor, sub-advisor or manager.          Foundation, Inc. (charitable foundation).

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS (CONCLUDED)

                                                  Term of
                              Position(s)       Office+ and
     Name, Address,            Held wit          Length of                Principal Occupation(s)
       and Age                   Fund           Time Served                 During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Heather R. Higgins; 46        Director          Since 2005        Ms. Higgins is the President and
255 E. 49th St., Suite 23D                                        Director of The Randolph Foundation
New York, NY 10017                                                (charitable foundation) (since 1991).
                                                                  Ms. Higgins also serves on the
                                                                  boards of several non-profit
                                                                  charitable groups, including the
                                                                  Independent Women's Forum
                                                                  (chairman), the Philanthropy
                                                                  Roundtable (vice chairman) and the
                                                                  Hoover Institution (executive
                                                                  committee).

--------------------------------------------------------------------------------
50

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

                   Number of
          Portfolios in Fund Complex                    Other Directorships
             Overseen by Director                         Held by Director
--------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16              None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its
affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                  Term of                  Principal Occupation(s)
                              Position(s)       Office+ and                  During Past 5 Years;
     Name, Address,            Held with         Length of           Number of Portfolios in Fund Complex
       and Age                   Fund           Time Served           for which Person Serves as Officer
-------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40          Vice President    Since 2005        Mr. Allessie is a director and deputy
                              and Assistant                       general counsel at UBS Global Asset
                              Secretary                           Management (US) Inc. and UBS Global
                                                                  Asset Management (Americas) Inc.
                                                                  (collectively, "UBS Global AM--Americas
                                                                  region") (since 2005). Prior to joining
                                                                  UBS Global AM--Americas region, he
                                                                  was senior vice president and general
                                                                  counsel of Kenmar Advisory Corp. (from
                                                                  2004 to 2005). Prior to that Mr. Allessie
                                                                  was general counsel and secretary of GAM
                                                                  USA Inc., GAM Investments, GAM
                                                                  Services, GAM Funds, Inc. and the GAM
                                                                  Avalon Funds (from 1999 to 2004). Mr.
                                                                  Allessie is a vice president and assistant
                                                                  secretary of 20 investment companies
                                                                  (consisting of 90 portfolios) for which
                                                                  UBS Global AM--Americas region or one
                                                                  of its affiliates serves as investment
                                                                  advisor, sub-advisor or manager.

W. Douglas Beck*; 39          President         Since 2005        Mr. Beck is an executive director and
                                                                  head of product development and
                                                                  management for UBS Global AM--
                                                                  Americas region (since 2002). From
                                                                  March 1998 to November 2002, he held
                                                                  various positions at Merrill Lynch, the
                                                                  most recent being first vice president and
                                                                  co-manager of the managed solutions
                                                                  group. Mr. Beck is president of
                                                                  20 investment companies (consisting
                                                                  of 90 portfolios) for which UBS Global
                                                                  AM--Americas region or one of its
                                                                  affiliates serves as investment advisor,
                                                                  sub-advisor or manager, and was vice
                                                                  president of such investment companies
                                                                  from 2003 to 2005.

--------------------------------------------------------------------------------
52

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                  Term of                  Principal Occupation(s)
                              Position(s)       Office+ and                  During Past 5 Years;
     Name, Address,            Held with         Length of           Number of Portfolios in Fund Complex
       and Age                   Fund           Time Served           for which Person Serves as Officer
-------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40           Vice President    Since 2000        Mr. Disbrow is a director, head of retail
                              and Treasurer     (Vice President)  mutual fund operations and co-head of
                                                Since 2004        the mutual fund finance department of
                                                (Treasurer)       UBS Global AM--Americas region.
                                                                  Mr. Disbrow is a vice president and
                                                                  treasurer of 16 investment companies
                                                                  (consisting of 35 portfolios) and vice
                                                                  president and assistant treasurer of four
                                                                  investment companies (consisting of 55
                                                                  portfolios) for which UBS Global AM--
                                                                  Americas region or one of its affiliates
                                                                  serves as investment advisor, sub-advisor
                                                                  or manager.

Elbridge T. Gerry III*; 49    Vice President    Since 1996        Mr. Gerry is a managing director -
                                                                  municipal fixed income of UBS Global
                                                                  AM--Americas region. Mr. Gerry is a vice
                                                                  president of six investment companies
                                                                  (consisting of 10 portfolios) for which
                                                                  UBS Global AM--Americas region or one
                                                                  of its affiliates serves as investment
                                                                  advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                  Term of                  Principal Occupation(s)
                              Position(s)       Office+ and                  During Past 5 Years;
     Name, Address,            Held with         Length of           Number of Portfolios in Fund Complex
       and Age                   Fund           Time Served           for which Person Serves as Officer
-------------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 48          Vice President    Since 2004        Mr. Kemper is general counsel of UBS
                              and Secretary                       Global AM--Americas region (since
                                                                  July 2004). Mr. Kemper also is a
                                                                  managing director of UBS Global AM--
                                                                  Americas region (since 2006). He was deputy
                                                                  general counsel of UBS Global Asset
                                                                  Management (Americas) Inc. ("UBS
                                                                  Global AM (Americas)") from July 2001
                                                                  to July 2004. He has been secretary of
                                                                  UBS Global AM (Americas) since 1999
                                                                  and assistant secretary of UBS Global
                                                                  Asset Management Trust Company since
                                                                  1993. Mr. Kemper is secretary of UBS
                                                                  Global AM--Americas region (since
                                                                  2004). Mr. Kemper is vice president and
                                                                  secretary of 20 investment companies
                                                                  (consisting of 90 portfolios) for which
                                                                  UBS Global AM--Americas region or
                                                                  one of its affiliates serves as investment
                                                                  advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 38       Vice President    Since 2004        Ms. Kilkeary is an associate director
                              and Assistant                       (since 2000) and a senior manager
                              Treasurer                           (since 2004) of the mutual fund finance
                                                                  department of UBS Global AM--Americas
                                                                  region. Ms. Kilkeary is a vice president
                                                                  and assistant treasurer of 16 investment
                                                                  companies (consisting of 35 portfolios)
                                                                  for which UBS Global AM--Americas region
                                                                  or one of its affiliates serves as
                                                                  investment advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
54

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                  Term of                  Principal Occupation(s)
                              Position(s)       Office+ and                  During Past 5 Years;
     Name, Address,            Held with         Length of           Number of Portfolios in Fund Complex
       and Age                   Fund           Time Served           for which Person Serves as Officer
-------------------------------------------------------------------------------------------------------------
Tammie Lee*; 35               Vice President    Since 2005        Ms. Lee is a director and associate
                              and Assistant                       general counsel of UBS Global AM--
                              Secretary                           Americas region (since November 2005).
                                                                  Prior to joining UBS Global AM--
                                                                  Americas region, she was vice president
                                                                  and counsel at Deutsche Asset
                                                                  Management/Scudder Investments from
                                                                  April 2003 to October 2005. Prior to
                                                                  that she was assistant vice president
                                                                  and counsel at Deutsche Asset
                                                                  Management/Scudder Investments from
                                                                  July 2000 to March 2003. Prior to joining
                                                                  Deutsche Asset Management/ Scudder
                                                                  Investments, she was assistant counsel at
                                                                  First Investors Corporation from August
                                                                  1996 to June 2000. Ms. Lee is a vice
                                                                  president and assistant secretary of
                                                                  20 investment companies (consisting of
                                                                  90 portfolios) for which UBS Global
                                                                  AM--Americas region or one of its
                                                                  affiliates serves as investment advisor,
                                                                  sub-advisor or manager.

Joseph T. Malone*; 38         Vice President    Since 2004        Mr. Malone is a director and co-head of
                              and Assistant     (Vice President)  the mutual fund finance department of
                              Treasurer         Since 2001        UBS Global AM--Americas region. From
                                                (Assistant        August 2000 through June 2001, he
                                                Treasurer)        was the controller at AEA Investors Inc.
                                                                  Mr. Malone is vice president and assistant
                                                                  treasurer of 16 investment companies
                                                                  (consisting of 35 portfolios) and
                                                                  vice president, treasurer and principal
                                                                  accounting officer of four investment
                                                                  companies (consisting of 55 portfolios)
                                                                  for which UBS Global AM--Americas
                                                                  region or one of its affiliates serves as
                                                                  investment advisor, sub-advisor or
                                                                  manager.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                  Term of                  Principal Occupation(s)
                              Position(s)       Office+ and                  During Past 5 Years;
     Name, Address,            Held with         Length of           Number of Portfolios in Fund Complex
       and Age                   Fund           Time Served           for which Person Serves as Officer
-------------------------------------------------------------------------------------------------------------
Joseph McGill*; 44            Vice President    Since 2004        Mr. McGill is a managing director (since
                              and Chief                           March 2006) and chief compliance officer
                              Compliance                          (since 2003) at UBS Global AM--Americas
                              Officer                             region. Prior to joining UBS Global
                                                                  AM--Americas region, he was assistant
                                                                  general counsel at J.P. Morgan Investment
                                                                  Management (from 1999 to 2003). Mr. McGill
                                                                  is a vice president and chief compliance
                                                                  officer of 20 investment companies
                                                                  (consisting of 90 portfolios) for which UBS
                                                                  Global AM--Americas region or one of its
                                                                  affiliates serves as investment advisor,
                                                                  sub-advisor or manager.

Kevin McIntyre*; 39           Vice President    Since 2005        Mr. McIntyre is a director (since March
                                                                  2003) and portfolio manager (since
                                                                  October 2005) of UBS Global AM--
                                                                  Americas region. He is also Head of
                                                                  Municipal Trading since 2002. Prior to that
                                                                  he was a trader and assistant portfolio
                                                                  manager with UBS Global AM--Americas
                                                                  region. Mr. McIntyre is a vice president of
                                                                  two investment companies (consisting of
                                                                  two portfolios) for which UBS Global
                                                                  AM--Americas region or one of its
                                                                  affiliates serves as investment advisor,
                                                                  sub-advisor or manager.

--------------------------------------------------------------------------------
56

INSURED MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                  Term of                  Principal Occupation(s)
                              Position(s)       Office+ and                  During Past 5 Years;
     Name, Address,            Held with         Length of           Number of Portfolios in Fund Complex
       and Age                   Fund           Time Served           for which Person Serves as Officer
-------------------------------------------------------------------------------------------------------------
Eric Sanders*; 40             Vice President    Since 2005        Mr. Sanders is a director and associate
                              and Assistant                       general counsel of UBS Global AM--
                              Secretary                           Americas region (since July 2005). From
                                                                  1996 until June 2005, he held various
                                                                  positions at Fred Alger & Company,
                                                                  Incorporated, the most recent being
                                                                  assistant vice president and associate
                                                                  general counsel. Mr. Sanders is a vice
                                                                  president and assistant secretary of
                                                                  20 investment companies (consisting
                                                                  of 90 portfolios) for which UBS Global
                                                                  AM--Americas region or one of its
                                                                  affiliates serves as investment advisor,
                                                                  sub-advisor or manager.

Keith A. Weller*; 44          Vice President    Since 1995        Mr. Weller is an executive director and
                              and Assistant                       senior associate general counsel of UBS
                              Secretary                           Global AM--Americas region (since 2005).
                                                                  Mr. Weller is a vice president and
                                                                  assistant secretary of 20 investment
                                                                  companies (consisting of 90 portfolios)
                                                                  for which UBS Global AM--Americas region
                                                                  or one of its affiliates serves as
                                                                  investment advisor, sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
+ Each director holds office until the next annual meeting of shareholders or until his or her successor is elected and qualified, or until he or she resigns or is otherwise removed. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the directors and serve at the pleasure of the board.
# Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NEW YORK STOCK EXCHANGE CERTIFICATIONS (UNAUDITED)

Insured Municipal Income Fund Inc. (the "Fund") is listed on the New York Stock Exchange ("NYSE"). As a result, it is subject to certain corporate governance rules and related interpretations issued by the exchange. Pursuant to those requirements, the Fund must include information in this report regarding certain certifications. The Fund's president and treasurer have filed certifications with the SEC regarding the quality of the Fund's public disclosure. Those certifications were made pursuant to Section 302 of the Sarbanes-Oxley Act ("Section 302 Certifications"). The Section 302 Certifications were filed as exhibits to the Fund's annual report on Form N-CSR, which included a copy of this annual report along with other information about the Fund. After the Fund's 2005 annual meeting of shareholders, it filed a certification with the NYSE on August 16, 2005 stating that its president was unaware of any violation of the NYSE's Corporate Governance listing standards.

--------------------------------------------------------------------------------
58

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------
60

DIRECTORS

Richard Q. Armstrong                          Meyer Feldberg
Chairman
                                              Bernard B. Garil

David J. Beaubien                             Heather R. Higgins

Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                               EIbridge T. Gerry III
President                                     Vice President

Mark F. Kemper                                Kevin McIntyre
Vice President and Secretary                  Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS
                                                                   -------------
              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.            PRESORTED
              51 West 52nd Street                                    STANDARD
              New York, New York 10019-6114                        U.S. POSTAGE
                                                                       PAID
                                                                   COMPUTERSHARE
                                                                   -------------

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

      (a) Audit Fees:
          ----------
          For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $38,500 and $37,300, respectively.

          Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

      (b) Audit-Related Fees:
          ------------------
          In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $8,712 and $12,500, respectively.

          Fees included in the audit-related category are those associated with
          (1) the reading and providing of comments on the 2005 and 2004 semiannual financial statements, (2) review of the consolidated 2004 and 2003 report on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. ("UBS Global AM") and its affiliates to assist the board members in their annual advisory/administration contract reviews and (3) auction preferred shares testing for the registrant's fiscal years ended 2006 and 2005.

          There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

      (c) Tax Fees:
          --------

          In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $12,075 and $8,600, respectively.

          Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

          There were no tax fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

      (d) All Other Fees:
          --------------
          In each of the fiscal years ended March 31, 2006 and March 31, 2005, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

          Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

          There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

      (e) (1)  Audit Committee Pre-Approval Policies and Procedures:
               ----------------------------------------------------
               The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12,
               2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                    The [audit] Committee shall:

                    2. Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).
                        _______________

                            (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation;
                            (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                            Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

      (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

              Audit-Related Fees:
              ------------------

              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the registrant.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

              Tax Fees:
              --------
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the registrant.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

              All Other Fees:
              --------------
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the registrant.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

      (f) According to E&Y, for the fiscal year ended March 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

      (g) For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed by E&Y of $82,287 and $96,100, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                        2006             2005
                                                        ----             ----
Covered Services                                      $20,787          $21,100
Non-Covered Services                                   61,500           75,000

      (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

The registrant has a separately designated standing audit committee (the "Audit Committee") established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of the following board members: Mr. Armstrong, Mr. Beaubien, Mr. Bernikow, Mr. Burt, Mr. Garil and Ms. Higgins.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

The registrant's Board of Directors believes that the voting of proxies on securities held by the registrant is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the registrant's advisor. Following is a summary of the proxy voting policy of the advisor.

CORPORATE GOVERNANCE PHILOSOPHY, VOTING GUIDELINES AND POLICY SUMMARY

The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determines appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and
(5) believes that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

     (a) (1) Name - Kevin McIntyre
             Title - Vice President
             Length of Service - Since 2005

             Business Experience Last 5 Years - Mr. McIntyre is a director (since March 2003) and portfolio manager (since October 2005) of UBS Global Asset Management (Americas) Inc. and UBS Global Asset Management (US) Inc. (collectively, the "UBS Global AM - Americas Region" or "Advisor"). He is also Head of Municipal Trading since 2002. Prior to that he was a trader and assistant portfolio manager with the UBS Global AM - Americas Region. Mr. McIntyre is a vice president of two investment companies (consisting of two portfolios) for which UBS Global AM - Americas Region or one of its affiliates serves as investment advisor, sub-advisor or manager.

         Information is as of - March 31, 2006

     (a) (2) (i) Portfolio Manager

                 Kevin McIntyre

     (a) (2) (ii) (A)  Registered Management Investment Companies

                 The portfolio manager is responsible for 1 additional Registered Management Investment Company and manages $782,554,774 in total assets.

     (a) (2) (ii) (B)  Other Pooled Investment Vehicles

                  None

     (a) (2) (ii) (C)  Other Accounts

                  None

     (a) (2) (iii) Accounts with respect to which an advisory fee is based on the performance of the account.

                  None

     (a) (2) (iv) Conflicts.

             The management of the registrant and other accounts by a portfolio manager could result in potential conflicts of interest if the registrant and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the registrant. The portfolio manager and his team manage the registrant and other accounts utilizing an approach that groups similar accounts characteristics and objectives. The Advisor manages accounts according to their respective objectives, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

             If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, the registrant may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

              The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the registrant have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     (a) (3) Compensation.

             The compensation received by portfolio managers at UBS Global
         AM - Americas Region, including Mr. McIntyre, includes a base salary and incentive compensation as detailed below. Overall compensation can be grouped into three categories: Base Salary, Annual bonuses and UBS AG Equity. Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Annual bonuses are correlated with performance and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. Senior investment professionals may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years.

     (a) (4) Dollar Range of Securities of Registrant Beneficially Owned.

             None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed June 9, 2004 (Accession Number: 0000950136-04-001889)(SEC File No. 811-07528).

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    May 26, 2006
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    May 26, 2006
         ------------

By:      /s/ Thomas Disbrow
         ------------------
         Thomas Disbrow
         Vice President and Treasurer

Date:    May 26, 2006
         ------------